RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2017
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Summary of the Consolidated Statements of Financial Position location and carrying value of derivative instruments

	Derivative	Derivative	Derivative
	Instruments	Instruments	Instruments	Non-	Total Gross
	Used as	Used as Net	Used as	Qualifying	Derivative	Amounts	Total Net
	Cash Flow	Investment	Fair Value	Derivative	Instruments	Available	Derivative
June 30, 2017	Hedges	Hedges	Hedges	Instruments	as Presented	for Offset	Instruments
(millions of Canadian dollars)
Accounts receivable and other
Foreign exchange contracts	5	3	-	61	69	(59)	10
Interest rate contracts	1	-	4	-	5	(1)	4
Commodity contracts	7	-	-	185	192	(50)	142

	13	3	4	246	266	(110)	156

Deferred amounts and other assets
Foreign exchange contracts	2	2	-	116	120	(111)	9
Interest rate contracts	2	-	19	-	21	(1)	20
Commodity contracts	17	-	-	23	40	(24)	16

	21	2	19	139	181	(136)	45

Accounts payable and other
Foreign exchange contracts	(5)	(228)	-	(551)	(784)	59	(725)
Interest rate contracts	(315)	-	-	(133)	(448)	1	(447)
Commodity contracts	-	-	-	(139)	(139)	50	(89)
Other contracts	(1)	-	-	(6)	(7)	-	(7)

	(321)	(228)	-	(829)	(1,378)	110	(1,268)

Other long-term liabilities
Foreign exchange contracts	-	(34)	-	(1,533)	(1,567)	111	(1,456)
Interest rate contracts	(266)	-	(9)	(193)	(468)	1	(467)
Commodity contracts	-	-	-	(164)	(164)	24	(140)
Other contracts	(1)	-	-	(1)	(2)	-	(2)

	(267)	(34)	(9)	(1,891)	(2,201)	136	(2,065)

Total net derivative asset/(liability)
Foreign exchange contracts	2	(257)	-	(1,907)	(2,162)	-	(2,162)
Interest rate contracts	(578)	-	14	(326)	(890)	-	(890)
Commodity contracts	24	-	-	(95)	(71)	-	(71)
Other contracts	(2)	-	-	(7)	(9)	-	(9)

	(554)	(257)	14	(2,335)	(3,132)	-	(3,132)

	Derivative	Derivative
	Instruments	Instruments	Non-	Total Gross
	Used as	Used as Net	Qualifying	Derivative	Amounts	Total Net
	Cash Flow	Investment	Derivative	Instruments	Available	Derivative
December 31, 2016	Hedges	Hedges	Instruments	as Presented	for Offset	Instruments
(millions of Canadian dollars)
Accounts receivable and other
Foreign exchange contracts	101	3	5	109	(103)	6
Interest rate contracts	3	-	-	3	(3)	-
Commodity contracts	9	-	232	241	(125)	116

	113	3	237	353	(231)	122

Deferred amounts and other assets
Foreign exchange contracts	1	3	69	73	(72)	1
Interest rate contracts	8	-	-	8	(6)	2
Commodity contracts	7	-	61	68	(22)	46
Other contracts	1	-	1	2	-	2

	17	3	131	151	(100)	51

Accounts payable and other
Foreign exchange contracts	-	(268)	(727)	(995)	103	(892)
Interest rate contracts	(452)	-	(131)	(583)	3	(580)
Commodity contracts	-	-	(359)	(359)	125	(234)
Other contracts	(1)	-	(3)	(4)	-	(4)

	(453)	(268)	(1,220)	(1,941)	231	(1,710)

Other long-term liabilities
Foreign exchange contracts	-	(68)	(1,961)	(2,029)	72	(1,957)
Interest rate contracts	(268)	-	(205)	(473)	6	(467)
Commodity contracts	-	-	(211)	(211)	22	(189)

	(268)	(68)	(2,377)	(2,713)	100	(2,613)

Total net derivative asset/(liability)
Foreign exchange contracts	102	(330)	(2,614)	(2,842)	-	(2,842)
Interest rate contracts	(709)	-	(336)	(1,045)	-	(1,045)
Commodity contracts	16	-	(277)	(261)	-	(261)
Other contracts	-	-	(2)	(2)	-	(2)

	(591)	(330)	(3,229)	(4,150)	-	(4,150)

Summary of the maturity and notional principal or quantity outstanding related to derivative instruments

June 30, 2017	2017	2018	2019	2020	2021	Thereafter
Foreign exchange contracts - United States dollar forwards - purchase (millions of United States dollars)	834	2	2	2	-	-
Foreign exchange contracts - United States dollar forwards - sell (millions of United States dollars)	3,816	3,041	3,246	3,258	567	223
Foreign exchange contracts - British pound (GBP) forwards - purchase (millions of GBP)	62	9	-	-	-	-
Foreign exchange contracts - GBP forwards - sell (millions of GBP)	-	-	89	25	27	177
Foreign exchange contracts - Euro forwards - purchase (millions of Euro)	123	256	340	-	-	-
Foreign exchange contracts - Euro forwards - sell (millions of Euro)	-	-	-	35	152	952
Foreign exchange contracts - Japanese yen forwards - purchase (millions of yen)	-	-	32,662	-	-	20,000
Interest rate contracts - short-term pay fixed rate (millions of Canadian dollars)	2,958	5,051	1,629	220	98	296
Interest rate contracts - long-term receive fixed rate (millions of Canadian dollars)	891	1,302	900	671	345	320
Interest rate contracts - long-term debt pay fixed rate (millions of Canadian dollars)	2,439	2,714	762	-	-	-
Equity contracts (millions of Canadian dollars)	48	40	-	-	-	-
Commodity contracts - natural gas (billions of cubic feet)	(81)	(62)	(10)	-	(1)	-
Commodity contracts - crude oil (millions of barrels)	(2)	(10)	-	-	-	-
Commodity contracts - NGL (millions of barrels)	(5)	(10)	-	-	-	-
Commodity contracts - power (megawatt per hour (MW/H))	43	30	31	35	(3)	(43)

December 31, 2016	2017	2018	2019	2020	2021	Thereafter

Foreign exchange contracts - United States dollar forwards - purchase (millions of United States dollars)	991	2	2	2	-	-
Foreign exchange contracts - United States dollar forwards - sell (millions of United States dollars)	4,369	2,768	2,943	2,722	566	223
Foreign exchange contracts - GBP forwards - purchase (millions of GBP)	91	6	-	-	-	-
Foreign exchange contracts - GBP forwards - sell (millions of GBP)	-	-	89	25	27	144
Foreign exchange contracts - Japanese yen forwards - purchase (millions of yen)	-	-	32,662	-	-	-
Interest rate contracts - short-term pay fixed rate (millions of Canadian dollars)	6,713	5,161	1,581	153	100	300
Interest rate contracts - long-term pay fixed rate (millions of Canadian dollars)	3,998	2,743	768	-	-	-
Equity contracts (millions of Canadian dollars)	48	40	-	-	-	-
Commodity contracts - natural gas (billions of cubic feet)	(93)	(42)	(17)	(9)	-	-
Commodity contracts - crude oil (millions of barrels)	(11)	(9)	-	-	-	-
Commodity contracts - NGL (millions of barrels)	(8)	(6)	-	-	-	-
Commodity contracts - power (MW/H)	40	30	31	35	(3)	(43)

Schedule of effect of cash flow hedges and net investment hedges on consolidated earnings and consolidated comprehensive income, before income taxes

	Three months ended June 30,		Six months ended June 30,
	2017	2016	2017	2016
(millions of Canadian dollars)
Amount of unrealized gain/(loss) recognized in OCI
Cash flow hedges
Foreign exchange contracts	3	2	1	(33)
Interest rate contracts	(41)	(428)	(55)	(1,004)
Commodity contracts	(9)	(18)	12	(2)
Other contracts	(6)	6	(15)	37
Net investment hedges
Foreign exchange contracts	65	(12)	73	72

	12	(450)	16	(930)

Amount of (gain)/loss reclassified from AOCI to earnings
(effective portion)
Foreign exchange contracts1	(102)	(1)	(101)	2
Interest rate contracts2	36	72	84	51
Commodity contracts3	(2)	2	(4)	(6)
Other contracts4	4	(4)	13	(30)

	(64)	69	(8)	17

Amount of (gain)/loss reclassified from AOCI to earnings
(ineffective portion and amount excluded from effectiveness testing)
Interest rate contracts2	4	5	6	31

	4	5	6	31

1	Reported within Transportation and other services revenues and Other income/(expense) in the Consolidated Statements of Earnings.
2	Reported within Interest expense in the Consolidated Statements of Earnings.
3	Reported within Transportation and other services revenues, Commodity sales revenues, Commodity costs and Operating and administrative expense in the Consolidated Statements of Earnings.
4	Reported within Operating and administrative expense in the Consolidated Statements of Earnings.

Schedule of unrealized gains and losses associated with changes in the fair value of non-qualifying derivatives

	Three months ended June 30,		Six months ended June 30,
	2017	2016	2017	2016
(millions of Canadian dollars)
Foreign exchange contracts1	434	28	707	1,044
Interest rate contracts2	32	4	14	8
Commodity contracts3	19	(114)	182	(298)
Other contracts4	(5)	5	(5)	11

Total unrealized derivative fair value gain/(loss), net	480	(77)	898	765

1

For the respective six months ended periods, reported within Transportation and other services revenues (2017 - $398 million gain; 2016 - $564 million gain) and Other income/(expense) (2017 - $309 million gain; 2016 - $480 million gain) in the Consolidated Statements of Earnings.

2	Reported as a decrease within Interest expense in the Consolidated Statements of Earnings.
3

For the respective six months ended periods, reported within Transportation and other services revenues (2017 - $37 million loss; 2016 - $2 million gain), Commodity sales (2017 - $197 million gain; 2016 - $302 million loss), Commodity costs (2017 - $9 million gain; 2016 - $6 million gain) and Operating and administrative expense (2017 - $13 million gain; 2016 - $4 million loss) in the Consolidated Statements of Earnings.

4	Reported within Operating and administrative expense in the Consolidated Statements of Earnings.

Schedule of group credit concentrations and maximum credit exposure, with respect to derivative instruments

	June 30, 2017	December 31, 2016
(millions of Canadian dollars)
Canadian financial institutions	56	39
United States financial institutions	82	179
European financial institutions	133	106
Asian financial institutions	4	1
Other1	126	162

	401	487

1	Other is comprised of commodity clearing house and physical natural gas and crude oil counterparties.

Schedule of derivative assets and liabilities measured at fair value

				Total Gross
				Derivative
June 30, 2017	Level 1	Level 2	Level 3	Instruments
(millions of Canadian dollars)
Financial assets
Current derivative assets
Foreign exchange contracts	-	69	-	69
Interest rate contracts	-	5	-	5
Commodity contracts	7	68	117	192

	7	142	117	266

Long-term derivative assets
Foreign exchange contracts	-	120	-	120
Interest rate contracts	-	21	-	21
Commodity contracts	-	5	35	40

	-	146	35	181

Financial liabilities
Current derivative liabilities
Foreign exchange contracts	-	(784)	-	(784)
Interest rate contracts	-	(448)	-	(448)
Commodity contracts	(4)	(37)	(98)	(139)
Other contracts	-	(7)	-	(7)

	(4)	(1,276)	(98)	(1,378)

Long-term derivative liabilities
Foreign exchange contracts	-	(1,567)	-	(1,567)
Interest rate contracts	-	(468)	-	(468)
Commodity contracts	-	(6)	(158)	(164)
Other	-	(2)	-	(2)

	-	(2,043)	(158)	(2,201)

Total net financial asset/(liability)
Foreign exchange contracts	-	(2,162)	-	(2,162)
Interest rate contracts	-	(890)	-	(890)
Commodity contracts	3	30	(104)	(71)
Other contracts	-	(9)	-	(9)

	3	(3,031)	(104)	(3,132)

				Total Gross
				Derivative
December 31, 2016	Level 1	Level 2	Level 3	Instruments

(millions of Canadian dollars)
Financial assets
Current derivative assets
Foreign exchange contracts	-	109	-	109
Interest rate contracts	-	3	-	3
Commodity contracts	2	86	153	241

	2	198	153	353

Long-term derivative assets
Foreign exchange contracts	-	73	-	73
Interest rate contracts	-	8	-	8
Commodity contracts	-	43	25	68
Other contracts	-	2	-	2

	-	126	25	151

Financial liabilities
Current derivative liabilities
Foreign exchange contracts	-	(995)	-	(995)
Interest rate contracts	-	(583)	-	(583)
Commodity contracts	(12)	(75)	(272)	(359)
Other contracts	-	(4)	-	(4)

	(12)	(1,657)	(272)	(1,941)

Long-term derivative liabilities
Foreign exchange contracts	-	(2,029)	-	(2,029)
Interest rate contracts	-	(473)	-	(473)
Commodity contracts	-	(10)	(201)	(211)

	-	(2,512)	(201)	(2,713)

Total net financial asset/(liability)
Foreign exchange contracts	-	(2,842)	-	(2,842)
Interest rate contracts	-	(1,045)	-	(1,045)
Commodity contracts	(10)	44	(295)	(261)
Other contracts	-	(2)	-	(2)

	(10)	(3,845)	(295)	(4,150)

Schedule of significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments

June 30, 2017	Fair Value	Unobservable Input	Minimum Price/Volatility	Maximum Price/Volatility	Weighted Average Price	Unit of Measurement
(fair value in millions of Canadian dollars)
Commodity contracts - financial1
Natural gas	11	Forward gas price	3.09	4.53	3.84	$/mmbtu3
Crude	1	Forward crude price	40.91	47.61	44.83	$/barrel
NGL	-	Forward NGL price	0.33	1.38	1.04	$/gallon
Power	(135)	Forward power price	27.95	67.03	47.15	$/MW/H
Commodity contracts - physical1
Natural gas	(30)	Forward gas price	2.30	8.95	3.47	$/mmbtu3
Crude	39	Forward crude price	39.51	72.27	56.50	$/barrel
NGL	6	Forward NGL price	0.32	1.96	0.98	$/gallon
Commodity options2
Crude	3	Option volatility	23%	31%	26%
NGL	-	Option volatility	32%	87%	56%
Power	1	Option volatility	26%	45%	33%

	(104)

1	Financial and physical forward commodity contracts are valued using a market approach valuation technique.
2	Commodity options contracts are valued using an option model valuation technique.
3	One million British thermal units (mmbtu).

Schedule of changes in net fair value of derivative assets and liabilities classified as Level 3 in the fair value hierarchy

	Six months ended June 30,
	2017	2016
(millions of Canadian dollars)
Level 3 net derivative asset/(liability) at beginning of period	(295)	54
Total gain/(loss)
Included in earnings1	101	(96)
Included in OCI	8	(8)
Settlements	82	(126)
Level 3 net derivative liability at end of period	(104)	(176)

1	Reported within Transportation and other services revenues, Commodity costs and Operating and administrative expense in the Consolidated Statements of Earnings.